Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings	$ 3,666.6	$ 37.4
Depreciation, amortization and impairment charges	930.4	752.1
Net bond premium (discount) amortization	65.0	(11.5)
Amortization of share-based payment awards	104.1	84.3
Share of (profit) loss of associates	(402.0)	112.8
Net deferred income taxes	339.0	57.9
Net gains on investments	(3,386.5)	(297.9)
Gain on sale and consolidation of insurance subsidiaries	(264.0)	(117.1)
Loss on repurchase of borrowings	45.7
Net increase in fair value of investment property	(58.6)	(15.2)
Net (purchases) sales of securities classified at FVTPL	2,614.4	(2,336.2)
Changes in operating assets and liabilities	2,986.9	1,873.2
Cash provided by operating activities	6,641.0	139.8
Investing activities
Sales of investments in associates	809.2	139.8
Purchases of investments in associates	(175.4)	(29.8)
Net purchases of premises and equipment and intangible assets	(353.9)	(273.3)
Net (purchases) sales of investment property	27.0	(7.8)
Purchases of subsidiaries, net of cash acquired	1,259.5
Cash provided by (used in) investing activities	1,838.6	(46.8)
Financing activities
Net borrowings from (repayments to) revolving credit facility and short term loans	(1,046.3)	750.5
Purchases for treasury	(132.6)	(137.9)
Purchases for cancellation	(1,058.1)	(100.9)
Common share dividends	(272.1)	(275.7)
Preferred share dividends	(44.5)	(44.0)
Issuances to non-controlling interests, net of issuance costs	1,603.2	218.2
Purchases of non-controlling interests	(233.0)	(251.2)
Sales to non-controlling interests	174.8
Dividends paid to non-controlling interests	(175.6)	(165.6)
Cash provided by (used in) financing activities	(1,189.3)	436.9
Increase in cash and cash equivalents	7,290.3	529.9
Cash and cash equivalents - beginning of year	4,467.1	3,863.3
Foreign currency translation	(72.0)	73.9
Cash and cash equivalents - end of year	11,685.4	4,467.1
Holding company and insurance and reinsurance companies
Investing activities
Cash divested on deconsolidation of non-insurance subsidiary	85.4	221.7
Financing activities
Proceeds, net of issuance costs	1,250.0	645.0
Repayments	(932.9)	(0.3)
Net borrowings (repayments) on holding company credit facility	(700.0)	700.0
Net repayments on other revolving credit facilities	(84.3)	(10.0)
Principal payments on lease liabilities	(64.6)	(61.9)
Non-insurance companies.
Investing activities
Cash divested on deconsolidation of non-insurance subsidiary	186.8	(97.4)
Financing activities
Proceeds, net of issuance costs	499.1	107.8
Repayments	(593.9)	(82.5)
Net borrowings from (repayments to) revolving credit facility and short term loans	(262.0)	60.5
Principal payments on lease liabilities	$ (162.8)	$ (164.6)